Pay vs Performance Disclosure	12 Months Ended
	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company, illustrating pay versus performance, or PVP.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($M)	Marvell TSR Relative to S&P 500 TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$45,163,040	$119,693,800	$8,524,389	$22,930,328	$286.8	$256.1	$(933.4)	29.5%
2023	$22,442,578	$(7,825,315)	$10,060,637	$1,326,725	$187.0	$171.7	$(163.5)	-26.3%
2022	$15,510,223	$57,345,982	$5,938,147	$16,708,351	$278.9	$189.8	$(421.0)	8.4%
2021	$14,615,795	$88,303,946	$4,064,191	$23,663,552	$215.5	$164.0	$(277.3)	98.3%
In the above table, Mr. Murphy is the PEO for fiscal years 2021-2024. The non-PEO named executive officers reflect the following individuals in each year:
2021:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2022:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2023:
Raghib Hussain, Willem Meintjes and Jean Hu (each serving as CFO for part of the fiscal year), Chris Koopmans and Dan Christman.

2024:
Raghib Hussain, Willem Meintjes, Chris Koopmans, Sandeep Bharathi, and Mark Casper.

The peer group used in column (g) above is the PHLX Semiconductor Index.
The dollar amounts reported in column (h) above represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Compensation Actually Paid (CAP) illustrated in the table above is calculated by making the adjustments from the Summary Compensation Table (SCT) totals as set forth in the tables immediately below. Equity values are calculated in accordance with FASB ASC Topic 718.
	FY 2024
Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$45,163,040	$8,524,389
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(41,792,162)	$(7,359,305)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$103,835,781	$16,840,709
Plus, fair value as of the vesting date of equity awards granted and vested in the year	$2,006,157	$695,472
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$9,889,781	$4,013,014
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$591,205	$216,050
Less, prior year-end fair value for any equity awards that forfeited in the year	$0	$0
Compensation Actually Paid	$119,693,800	$22,930,328
Given a significant amount of the values for Compensation Actually Paid to our PEO and the Other NEOs are based on our stock price as of a particular date in time, and specifically under the SEC rules, required to be the last day of the listed fiscal year, it is important to note that the values could have been dramatically different if other dates were chosen. Accordingly, the values in the columns for Compensation Actually Paid to our PEO and the Other NEOs could have been significantly less if other dates were chosen or if our stock price happened to be lower on the last day of the listed fiscal year.

Company Selected Measure Name	Marvell TSR Relative to S&P 500 TSR
Named Executive Officers, Footnote
In the above table, Mr. Murphy is the PEO for fiscal years 2021-2024. The non-PEO named executive officers reflect the following individuals in each year:
2021:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2022:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2023:
Raghib Hussain, Willem Meintjes and Jean Hu (each serving as CFO for part of the fiscal year), Chris Koopmans and Dan Christman.

2024:
Raghib Hussain, Willem Meintjes, Chris Koopmans, Sandeep Bharathi, and Mark Casper.

Peer Group Issuers, Footnote	The peer group used in column (g) above is the PHLX Semiconductor Index.
PEO Total Compensation Amount	$ 45,163,040	$ 22,442,578	$ 15,510,223	$ 14,615,795
PEO Actually Paid Compensation Amount	119,693,800	(7,825,315)	57,345,982	88,303,946
Non-PEO NEO Average Total Compensation Amount	8,524,389	10,060,637	5,938,147	4,064,191
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,930,328	1,326,725	16,708,351	23,663,552
Compensation Actually Paid vs. Total Shareholder Return
The charts below show the relationship between the PEO and other NEOs’ CAP to Net Income, Marvell TSR Relative to S&P 500TSR (company selected measure in column (i) above), and the PHLX Semiconductor Index and S&P 500 Index.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The charts below show the relationship between the PEO and other NEOs’ CAP to Net Income, Marvell TSR Relative to S&P 500TSR (company selected measure in column (i) above), and the PHLX Semiconductor Index and S&P 500 Index.

Tabular List, Table
The following table lists the financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers to our performance:
Most Important Performance Measures
Relative Total Shareholder Return (TSR)
Revenue
Earnings per Share (EPS)
Non-GAAP Gross Margin
Non-GAAP Operating Income Margin
Stock Price

Total Shareholder Return Amount	$ 286.8	187	278.9	215.5
Peer Group Total Shareholder Return Amount	256.1	171.7	189.8	164
Net Income (Loss)	$ (933,400,000)	$ (163,500,000)	$ (421,000,000)	$ (277,300,000)
Company Selected Measure Amount	29.5	(26.3)	8.4	98.3
PEO Name	Mr. Murphy
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share (EPS)
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (41,792,162)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,835,781
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,006,157
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,889,781
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	591,205
PEO | Prior Year-End Fair Value For Any Equity Awards That Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,359,305)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,840,709
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	695,472
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,013,014
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,050
Non-PEO NEO | Prior Year-End Fair Value For Any Equity Awards That Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0